Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE COMPARISION

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

							Value of Initial Fixed $100 Investment Based On 4/:
Year	Summary Compensation Table Total for Pin Tai 1/ ($)	Summary Compensation Table Total for Chang M. Liu 1/ ($)	Compensation Actually Paid to Pin Tai 1/ 2/ 3/ ($)	Compensation Actually Paid to Chang M. Liu 1/ 2/ 3/ ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1/ ($)	Average Compensation Actually Paid to Non-PEO NEOs 1/ 2/ 3/ ($)	CATY TSR ($)	Peer TSR ($)	CATY Net Income ($ million)	CATY EPS 5/
2023	—	3,543,757	—	4,169,394	1,629,791	1,906,249	135.42	89.01	354.1	$4.88
2022	—	3,620,254	—	4,756,329	1,746,558	2,274,679	119.36	89.54	360.6	$4.85
2021	—	2,997,876	—	4,940,132	1,747,604	3,007,660	121.91	115.39	298.3	$3.81
2020	742,264	2,110,001	132,941	2,908,613	1,348,043	1,428,722	88.48	74.84	228.9	$2.88

1/	Pin Tai was our PEO from October 2016 to September 2020. Chang M. Liu has been our PEO since September 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Heng W. Chen	Heng W. Chen	Heng W. Chen	Heng W. Chen
Dunson K. Cheng	Dunson K. Cheng	Dunson K. Cheng	Dunson K. Cheng
Kim R. Bingham	Kim R. Bingham	Kim R. Bingham	Kim R. Bingham
Mark H. Lee	Mark H. Lee	Mark H. Lee	Mark H. Lee

2/

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3/

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used currently by the Company to estimate fair value at grant in accordance with FASB ASC Topic 718. For market-based restricted stock units, equity values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the equity values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

PEO Total Compensation Amount	$ 3,543,757	$ 3,620,254	$ 2,997,876	$ 2,110,001
PEO Actually Paid Compensation Amount	$ 4,169,394	4,756,329	4,940,132	2,908,613
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Chang M. Liu ($)	Exclusion of Stock Awards for Chang M. Liu ($)	Inclusion of Equity Values for Chang M. Liu ($)	Compensation Actually Paid to Chang M. Liu ($)
2023	3,543,757	(1,841,907)	2,467,544	4,169,394

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,629,791	(725,466)	1,001,924	1,906,249

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Chang M. Liu ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chang M. Liu ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chang M. Liu ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chang M. Liu ($)	Total – Inclusion of Equity Values for Chang M. Liu ($)
2023	2,380,134	96,564	(9,154)	—	2,467,544

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	937,455	40,574	23,895	—	1,001,924

4/

The Peer Group TSR set forth in this table utilizes the S&P U.S. BMI Banks - Western Region Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P U.S. BMI Banks - Western Region Index, respectively, with all dividends, if any, being re-invested. Historical stock performance is not necessarily indicative of future stock performance.

5/

We determined Earnings Per Share (“EPS”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Non-PEO NEO Average Total Compensation Amount	$ 1,629,791	1,746,558	1,747,604	1,348,043
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,906,249	2,274,679	3,007,660	1,428,722
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation

Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years compared to that of the S&P U.S. BMI Banks – Western Region Index over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO

Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation

Actually Paid and Earnings Per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share during the four most recently completed fiscal years.

Tabular List, Table

Financial Performance Measures

The four most important financial performance measures used by the Company to link executive compensation actually paid to our PEO and Non-PEO NEOs for 2023 to the Company’s performance are listed below. The measures in this list are not ranked.

●	Earnings per share

●	Earnings per share measured over a three-year performance period (as further described in the Compensation Discussion and Analysis)

●	Relative total shareholder return measured over a three-year performance period (as further described in the Compensation Discussion and Analysis)

●	Relative return on assets measured over a three-year performance period (as further described in the Compensation Discussion and Analysis)

Total Shareholder Return Amount	$ 135.42	119.36	121.91	88.48
Peer Group Total Shareholder Return Amount	89.01	89.54	115.39	74.84
Net Income (Loss)	$ 354,100,000	$ 360,600,000	$ 298,300,000	$ 228,900,000
Company Selected Measure Amount	4.88	4.85	3.81	2.88
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per share measured over a three-year performance period
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return measured over a three-year performance period
Measure:: 4
Pay vs Performance Disclosure
Name	Relative return on assets measured over a three-year performance period
Exclusion of Stock Awards for Current PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,841,907)
Inclusion of Equity Values for Current PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,467,544
Average Exclusion of Stock Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(725,466)
Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,001,924
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,380,134
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,564
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,154)
Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Current PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Total Inclusion of Equity Values for Current PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,467,544
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,455
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,574
Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,895
Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Total Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,001,924
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 0	$ 0	$ 742,264
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 132,941